PIMCO Emerging Markets Local Currency and Bond Fund Annual Fund Operating Expenses - PIMCO Emerging Markets Local Currency and Bond Fund	Oct. 01, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	1.60%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	1.70%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	1.70%
I-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	1.80%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.75%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	2.00%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.70%	[1]
Expenses (as a percentage of Assets)	2.75%
Fee Waiver or Reimbursement		[2]
Net Expenses (as a percentage of Assets)	2.75%

[1]	“Other Expenses” include interest expense of 0.70%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.90%, 1.00%, 1.05%, 1.30% and 2.05% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[2]	PIMCO has contractually agreed, through July 31, 2026, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.